Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 381,097,800.00
Total Fee Amount	52,629.61
Total Offset Amount	0.00
Net Fee	$ 52,629.61
Offering Table N/A
Offset Table N/A	N/A